Leases (Tables) - One Energy Enterprises Inc [Member]	12 Months Ended
Dec. 31, 2023
Summary of balance sheet information of finance lease liability
Balance sheet information related to the Company’s finance lease as of December 31, 2023, and 2022, is presented below:

	December 31,
	2023	2022
Finance lease:
Right-of-use assets	$61,038	$79,350
Lease liability, current	17,645	16,159
Lease liability, non-current	47,743	65,388

Summary of annual minimum lease payments of the finance lease liability

As of December 31, 2023, the annual minimum lease payments of the finance lease liability for each of the next five years is as follows (in whole dollars):

2024	$22,716
2025	22,716
2026	22,716
2027	7,572
2028	—
Thereafter	—

Total future minimum lease obligations	75,720

Less: imputed interest on finance lease liabilities	(10,332)

Finance lease liabilities – current	$17,645
Finance lease liabilities – non-current	$47,743